INVESTMENT SECURITIES - Investments in debt securities at fair value through OCI (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Debt securities
Available-for-sale financial assets
Cost	$ 17,777,863
Unrealized Gain	136,620
Unrealized Losses	(124,356)
Fair Value	17,790,127
Debt securities | Securities issued or secured by Colombian Government
Available-for-sale financial assets
Cost	9,442,457
Unrealized Gain	77,571
Unrealized Losses	(35,103)
Fair Value	9,484,925
Debt securities | Securities issued or secured by other Colombian Government entities
Available-for-sale financial assets
Cost	656,294
Unrealized Gain	13,251
Unrealized Losses	(6,843)
Fair Value	662,702
Debt securities | Securities issued by foreign Governments
Available-for-sale financial assets
Cost	2,113,106
Unrealized Gain	8,655
Unrealized Losses	(17,364)
Fair Value	2,104,397
Debt securities | Securities issued by central banks
Available-for-sale financial assets
Cost	1,359,924
Unrealized Gain	739
Unrealized Losses	(3,789)
Fair Value	1,356,874
Debt securities | Securities issued or secured by other financial entities
Available-for-sale financial assets
Cost	3,621,311
Unrealized Gain	11,853
Unrealized Losses	(15,087)
Fair Value	3,618,077
Debt securities | Securities issued by non-financial sector entities
Available-for-sale financial assets
Cost	347,285
Unrealized Gain	21,725
Unrealized Losses	(44,541)
Fair Value	324,469
Debt securities | Securities issued by others
Available-for-sale financial assets
Cost	237,486
Unrealized Gain	2,826
Unrealized Losses	(1,629)
Fair Value	$ 238,683
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Cost		$ 19,073,395
Unrealized Gain		83,040
Unrealized Losses		(220,678)
Fair Value		18,935,757
Financial assets measured at fair value through other comprehensive income, category [member] | Securities issued or secured by Colombian Government
Disclosure of financial assets [line items]
Cost		10,517,512
Unrealized Gain		65,724
Unrealized Losses		(57,462)
Fair Value		10,525,774
Financial assets measured at fair value through other comprehensive income, category [member] | Securities issued or secured by other Colombian Government entities
Disclosure of financial assets [line items]
Cost		496,936
Unrealized Gain		3,581
Unrealized Losses		(2,882)
Fair Value		497,635
Financial assets measured at fair value through other comprehensive income, category [member] | Securities issued by foreign Governments
Disclosure of financial assets [line items]
Cost		3,042,595
Unrealized Gain		9,209
Unrealized Losses		(36,248)
Fair Value		3,015,556
Financial assets measured at fair value through other comprehensive income, category [member] | Securities issued by central banks
Disclosure of financial assets [line items]
Cost		1,133,337
Unrealized Gain		1,058
Unrealized Losses		(2,655)
Fair Value		1,131,740
Financial assets measured at fair value through other comprehensive income, category [member] | Securities issued or secured by other financial entities
Disclosure of financial assets [line items]
Cost		3,352,299
Unrealized Gain		3,191
Unrealized Losses		(47,010)
Fair Value		3,308,480
Financial assets measured at fair value through other comprehensive income, category [member] | Securities issued by non-financial sector entities
Disclosure of financial assets [line items]
Cost		278,838
Unrealized Gain		156
Unrealized Losses		(69,054)
Fair Value		209,940
Financial assets measured at fair value through other comprehensive income, category [member] | Securities issued by others
Disclosure of financial assets [line items]
Cost		251,878
Unrealized Gain		121
Unrealized Losses		(5,367)
Fair Value		$ 246,632